Long-term debt - Additional Information (Detail) $ in Millions	12 Months Ended
	Mar. 28, 2015 USD ($)	Mar. 28, 2015 CAD	Dec. 11, 2014 USD ($)	Dec. 11, 2014 CAD	Mar. 29, 2014 USD ($)
Debt Disclosure [Abstract]
Outstanding letters of credit	$ 1.0				$ 1.9
Lease period	20 years
Annual rent rate	$ 1.6	CAD 2,013,138	$ 1.6	CAD 2,013,138
Increase in percentage of annual rent rate	10.00%	10.00%
Condition for lease agreement	The Company has four options to renew and extend the term of the lease for four further terms of five years each, except for the last option which is five years less eleven days, terminating on November 30, 2040. Subject to specific terms and conditions, the Company also has two options to purchase the premises, which may be exercised no later than six months prior to the end of the fifteenth year of the term of the lease and the end of the twentieth year of the term of the lease, respectively.